SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Warrant derivative liability, Beginning balance	$ 2,198,121
Warrant derivative liability, Ending balance	$ 492,470
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant derivative liability, Beginning balance		$ 2,198,121	$ 4,196,125
Warrants issued			7,282,325
Warrants exercised		(4,353,939)	(3,661,283)
Change in fair value of warrants outstanding		2,648,288	1,842,618
Reclassify amended warrants to equity			(3,776,428)
Warrant derivative liability, Ending balance		$ 492,470	$ 2,198,121